Convertible Instruments and Accrued Interest - Components (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Debt Instrument
Outstanding balance, beginning	$ 45,351	$ 45,020
Amortization of issuance discount and costs		407
Interest expense	1,934	4,424
Fair market value of shares and warrants exchanged for repayment	(6,750)	(4,273)
Difference between market value of common shares and reduction of principal		(227)
Outstanding balance, ending	40,535	45,351
Long-term Convertible Note - April 2, 2021 Note
Debt Instrument
Outstanding balance, beginning	8,209	7,420
Amortization of issuance discount and costs		45
Interest expense	377	744
Outstanding balance, ending	8,586	8,209
Long-term Convertible Note - April 23, 2021 Note
Debt Instrument
Outstanding balance, beginning	37,142	37,600
Amortization of issuance discount and costs		362
Interest expense	1,557	3,680
Fair market value of shares and warrants exchanged for repayment	(6,750)	(4,273)
Difference between market value of common shares and reduction of principal		(227)
Outstanding balance, ending	$ 31,949	$ 37,142